Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Bank Premises and Equipment.
Schedule of bank premises and equipment

	December 31,
	2014	2013
Building and improvements	$2,672	$2,343
Leasehold improvements	2,942	2,873
Land	5,181	3,609
Furniture, fixtures and equipment	3,732	3,459

	14,527	12,284
Less accumulated depreciation	3,377	2,332

	$11,150	$9,952